THE LAZARD FUNDS, INC. (“LFI”)	LAZARD RETIREMENT SERIES, INC. (“LRS”)
Lazard International Small Cap Equity Portfolio	Lazard Retirement International Small Cap Equity Portfolio

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional Information

Effective on or about September 1, 2025 (the “Effective Date”), the Portfolio name of Lazard International Small Cap Equity Portfolio will change to:

Lazard Global Small Cap Equity Portfolio

Effective on or about the Effective Date, the Portfolio name of Lazard Retirement International Small Cap Equity Portfolio will change to:

Lazard Retirement Global Small Cap Equity Portfolio

As of the Effective Date, the following will replace the “Principal Investment Strategies” section in each Portfolio’s summary prospectus:

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small capitalization companies that the Investment Manager believes have strong and/or improving financial productivity at attractive valuations. The Investment Manager considers “small capitalization companies” to be companies with market capitalizations, at the time of initial purchase by the Portfolio, within the range of companies included in the MSCI World Small Cap Index (based on market capitalization of the Index as a whole, which ranged from approximately $77 million to $17 billion as of April 30, 2025).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small capitalization companies.

As of the Effective Date, the following will replace the first two paragraphs in the “Investment Strategies and Investment Risks—Investment Strategies” section in each Portfolio’s prospectus:

The Portfolio invests primarily in equity securities, principally common stocks, of relatively small capitalization companies that the Investment Manager believes have strong and/or improving financial productivity at attractive valuations. The Investment Manager considers “small capitalization companies” to be companies with market capitalizations, at the time of initial purchase by the Portfolio, within the range of companies included in the MSCI World Small Cap Index (based on market capitalization of the Index as a whole, which ranged from approximately $77 million to $17 billion as of April 30, 2025).

Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small capitalization companies. In addition to common stocks, such equity securities also may include ADRs, GDRs and EDRs. The Portfolio may invest up to 20% of its assets in equity securities of larger companies.

As of the Effective Date, the following will supplement the “Management—Portfolio Managers/Analysts” section in the Summary Prospectus for the Lazard International Small Cap Equity Portfolio and the “Lazard Funds Summary Section—Management—Portfolio Managers/Analysts” section in the LFI prospectus:

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, has been with the Portfolio since September 2025.

Patricia Biggers, portfolio manager/analyst on the Investment Manager’s European, International and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, has been with the Portfolio since September 2025.

As of the Effective Date, the following will supplement the “Lazard Retirement Series Summary Section—Management—Portfolio Managers/Analysts” section of the LRS prospectus:

Sean Gallagher, portfolio manager/analyst on various of the Investment Manager’s US and global equity strategies and Global Head of the Investment Manager’s Small Cap Equity platform, will serve from inception.

Patricia Biggers, portfolio manager/analyst on the Investment Manager’s European, International, and Global Small Cap Equity teams, will serve from inception.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, will serve from inception.

Scott Kolar, portfolio manager/analyst on the Investment Manager’s US Small Cap Equity Select and Global Small Cap Equity teams, will serve from inception.

As of the Effective Date, the following will supersede and replace any contrary information in the “Lazard Funds Fund Management—Portfolio Management” section in the LFI prospectus:

Global Small Cap Equity Portfolio—Sean Gallagher (since September 2025), Edward Rosenfeld (since May 2007), Alex Ingham (since July 2012), Sebastien Pigeon (since May 2025), Patricia Biggers, Michael DeBernardis and Scott Kolar (each since September 2025)

As of the Effective Date, the following will supersede and replace any contrary information in the “Lazard Retirement Series Fund Management—Portfolio Management” section in the LRS prospectus:

Retirement Global Small Cap Equity Portfolio—Sean Gallagher, Edward Rosenfeld, Alex Ingham, Sebastien Pigeon, Patricia Biggers, Michael DeBernardis and Scott Kolar

As of the Effective Date, the following will supplement “Lazard Funds Fund Management—Biographical Information of Portfolio Management Team” in each Portfolio’s prospectus:

Patricia Biggers, a Director of the Investment Manager, is a portfolio manager/analyst on the Investment Manager’s European, International, and Global Small Cap Equity teams. Prior to joining the Investment Manager in 2004, she was with the Ford Foundation, Zurich Scudder Investments and Deutsche Asset Management. She has been working in the investment field since 1992.

As of the Effective Date, the following information will supplement the information under the tables in “Management—Portfolio Managers—Accounts Managed by the Portfolio Managers” in each Portfolio’s Statement of Additional Information:

Portfolio Manager	Registered Investment Companies ($)	Other Pooled Investment Vehicles ($)	Other Accounts ($)
Patricia Biggers†	1 (9.0 million)	4 (246.1 million)	3 (801.9 million)

†	As of March 31, 2025.

Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees ($)
Patricia Biggers†	Other Accounts	2 (638.7 million)

†	As of March 31, 2025.

As of the Effective Date, the following information will supersede and replace any contrary information under the tables in “Management—Portfolio Managers—Portfolio Manager Ownership of Portfolio and Other Accounts Shares” in the LFI Statement of Additional Information:

Portfolio/Portfolio Manager	Market Value of Portfolio Shares*	Market Value of Other Accounts Shares*	Aggregate Market Value in Strategy
Global Small Cap Equity
Sean Gallagher†	None	None	None
Patricia Biggers†	None	None	None
Michael DeBernardis†	None	None	None
Scott Kolar†	None	None	None
Edward Rosenfeld+	$1-$10,000	$100,001-$500,000	$100,001-$500,000
Alex Ingham+	$10,001-$50,000	None	$10,001-$50,000
Sebastien Pigeon+	None	None	None

†	As of March 31, 2025.
+	As of December 31, 2024.

Dated: June 27, 2025

Please retain this supplement for future reference.